ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2018
ENTITY-WIDE DISCLOSURES [Abstract]
ENTITY-WIDE DISCLOSURES
NOTE 11:-	ENTITY-WIDE DISCLOSURES

Revenues by geographical areas were as follows:

	Year ended December 31,
	2018	2017	2016

North America	$62,036	$45,940	$38,769
EMEA	17,474	10,570	11,342
APAC	5,039	4,321	3,337
Israel	446	703	535
Other	1,254	564	511

	$86,249	$62,098	$54,494

All of the Company's long-lived assets are located in Israel other than assets in insignificant amounts which are located elsewhere.

For the years ended December 31, 2018, 2017 and 2016, no single customer accounted more than 10% of the Company's total revenues.